Subsequent Events (Details) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Aug. 08, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)
Subsequent Event [Line Items]
Common stock dividends declared (in dollars per share) | $ / shares				$ 0.02	$ 0.02
Amount of quarterly cash dividend paid				$ 772	$ 799
Forecast | Merger of Cadeler and Eneti
Subsequent Event [Line Items]
Stock-for-stock, exchange offer ratio		3.409	3.409
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Forecast
Subsequent Event [Line Items]
Net cash proceeds			$ 56,800
Credit Facility | $175.0 Million Credit Facility
Subsequent Event [Line Items]
Debt instrument, face amount				$ 175,000		$ 175,000
Subsequent Event
Subsequent Event [Line Items]
Common stock dividends declared (in dollars per share) | $ / shares	$ 0.01
Amount of quarterly cash dividend paid	$ 400
Subsequent Event | Forecast | Merger of Cadeler and Eneti
Subsequent Event [Line Items]
Costs related to termination of employment		$ 45,000
Financial advisory fees payable		12,500
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Forecast
Subsequent Event [Line Items]
Consideration received		$ 70,000	$ 70,000